Statements of Operations - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Operating costs	$ 171,167	$ 787,639
Loss from operations	(171,167)	(787,639)
Interest earned on investment held in Trust Account	1,679	2,081,055
Total income (loss) before income tax	(169,488)	1,293,416
Income tax expense		445,793
Net income (loss)	$ (169,488)	$ 847,623
Common Class A [Member]
Basic and diluted weighted average shares outstanding, Class B common stock	14,375,000	13,982,407
Basic and diluted net income (loss) per share, Class B common stock	$ (0.01)	$ 0.05
Common Class B [Member]
Basic and diluted weighted average shares outstanding, Class B common stock	4,330,522	4,791,667
Basic and diluted net income (loss) per share, Class B common stock	$ (0.01)	$ 0.05